Financial Information for Guarantor Subsidiaries and Non-Guarantor Subsidiaries - Supplemental Condensed Consolidating Statement of Operations and Comprehensive Loss (Details) - USD ($) $ in Millions	3 Months Ended								9 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements
Revenue	$ 737.0	$ 671.6	$ 691.5	$ 658.7	$ 565.8	$ 415.6	$ 416.9	$ 388.1		$ 2,758.8	$ 1,786.4	$ 1,090.9	$ 928.6
Cost of instant ticket revenues, cost of services and cost of sales	323.4	250.0	275.3	255.4	275.0	199.2	192.4	182.8		1,104.1	849.4	591.7
Selling, general and administrative	144.1	136.8	140.9	145.9	225.1	95.6	95.2	91.8		567.7	507.7	266.4
Research and development	43.1	45.9	48.0	46.9	40.0	26.3	24.8	25.9		183.9	117.0	26.0
Employee termination and restructuring	2.9	5.6	5.2	8.2	18.3	1.9	4.9	5.6		21.9	30.7	22.7
Depreciation and amortization	210.3	286.5	222.2	184.2	163.8	100.4	96.0	94.1		903.2	454.3	202.4
Goodwill impairments	67.6	935.0	0.0	0.0					$ 935.0	1,002.6	0.0	0.0
Operating loss	(54.4)	(988.2)	(0.1)	18.1	(156.4)	(7.8)	3.6	(12.1)	(970.2)	(1,024.6)	(172.7)	(18.3)
Interest expense										(664.9)	(307.2)	(119.5)
Other income (expense), net										(4.7)	(15.0)	(5.5)
Net loss from continuing operations before income taxes										(1,694.2)	(494.9)	(143.3)
Equity in (loss) income of subsidiaries										0.0	0.0	0.0
Income tax benefit										299.9	260.6	117.7
Net loss from continuing operations										(1,394.3)	(234.3)	(25.6)	$ (43.9)
Net loss from discontinued operations										0.0	0.0	(4.6)
Net loss	$ (127.5)	(1,078.2)	$ (102.2)	$ (86.4)	$ (47.1)	$ (69.8)	$ (72.4)	$ (45.0)	(1,266.8)	(1,394.3)	(234.3)	(30.2)
Other comprehensive (loss) income										(127.8)	(112.7)	21.3
Comprehensive loss		$ 1,127.2							$ 1,402.9	(1,522.1)	(347.0)	(8.9)
Operating Segments
Condensed Financial Statements
Revenue										2,758.8	1,786.4	1,090.9
Selling, general and administrative										418.4	365.9	167.9
Research and development										183.9	117.0	26.0
Employee termination and restructuring										12.9	26.1	13.7
Depreciation and amortization										844.1	429.1	201.1
Goodwill impairments										1,002.6
Operating loss										(807.2)	(1.1)	90.5
Eliminating Entries
Condensed Financial Statements
Revenue										(338.6)	(259.9)	(3.9)
Cost of instant ticket revenues, cost of services and cost of sales										(338.6)	(259.8)	(8.5)
Selling, general and administrative										0.0	0.0	(1.6)
Research and development										0.0	0.0	0.0
Employee termination and restructuring										0.0	0.0	0.0
Depreciation and amortization										0.0	0.0	0.0
Goodwill impairments										0.0
Operating loss										0.0	(0.1)	6.2
Interest expense										0.0	0.0	0.0
Other income (expense), net										0.0	0.0	(6.2)
Net loss from continuing operations before income taxes										0.0	(0.1)	0.0
Equity in (loss) income of subsidiaries										1,419.0	246.9	25.5
Income tax benefit										0.0	0.0	0.0
Net loss from continuing operations										1,419.0	246.8	25.5
Net loss from discontinued operations										0.0	0.0	4.6
Net loss										1,419.0	246.8	30.1
Other comprehensive (loss) income										146.4	112.2	0.7
Comprehensive loss										1,565.4	359.0	30.8
Parent Company | Operating Segments
Condensed Financial Statements
Revenue										0.0	0.0	0.0
Cost of instant ticket revenues, cost of services and cost of sales										0.0	0.0	0.0
Selling, general and administrative										62.0	86.7	77.2
Research and development										0.0	0.0	0.0
Employee termination and restructuring										6.1	3.5	8.9
Depreciation and amortization										33.7	7.9	1.2
Goodwill impairments										0.0
Operating loss										(101.8)	(98.1)	(87.3)
Interest expense										(21.0)	(21.1)	(21.1)
Other income (expense), net										(21.0)	(57.9)	16.3
Net loss from continuing operations before income taxes										(143.8)	(177.1)	(92.1)
Equity in (loss) income of subsidiaries										(1,288.3)	(312.0)	(62.0)
Income tax benefit										37.8	254.8	128.5
Net loss from continuing operations										(1,394.3)	(234.3)	(25.6)
Net loss from discontinued operations										0.0	0.0	(4.6)
Net loss										(1,394.3)	(234.3)	(30.2)
Other comprehensive (loss) income										(127.8)	(112.7)	21.3
Comprehensive loss										(1,522.1)	(347.0)	(8.9)
SGI | Operating Segments
Condensed Financial Statements
Revenue										446.9	432.0	413.1
Cost of instant ticket revenues, cost of services and cost of sales										322.1	325.5	129.1
Selling, general and administrative										67.6	67.0	52.7
Research and development										5.5	4.0	4.6
Employee termination and restructuring										1.3	1.8	2.8
Depreciation and amortization										40.4	46.9	46.1
Goodwill impairments										67.6
Operating loss										(57.6)	(13.2)	177.8
Interest expense										(643.2)	(285.3)	(97.6)
Other income (expense), net										204.9	4.3	(190.5)
Net loss from continuing operations before income taxes										(495.9)	(294.2)	(110.3)
Equity in (loss) income of subsidiaries										6.5	55.9	29.4
Income tax benefit										16.6	(0.3)	(0.3)
Net loss from continuing operations										(472.8)	(238.6)	(81.2)
Net loss from discontinued operations										0.0	0.0
Net loss										(472.8)	(238.6)	(81.2)
Other comprehensive (loss) income										(11.0)	(7.5)	(1.8)
Comprehensive loss										(483.8)	(246.1)	(83.0)
Guarantor Subsidiaries | Operating Segments
Condensed Financial Statements
Revenue										1,540.5	850.0	142.3
Cost of instant ticket revenues, cost of services and cost of sales										522.7	358.6	175.2
Selling, general and administrative										244.0	200.8	45.4
Research and development										139.3	88.6	16.6
Employee termination and restructuring										11.2	17.5	3.5
Depreciation and amortization										681.4	294.9	59.9
Goodwill impairments										802.9
Operating loss										(861.0)	(110.4)	(158.3)
Interest expense										0.0	0.0	0.0
Other income (expense), net										(167.3)	(14.2)	180.9
Net loss from continuing operations before income taxes										(1,028.3)	(124.6)	22.6
Equity in (loss) income of subsidiaries										(137.2)	9.2	7.1
Income tax benefit										290.0	19.7	0.0
Net loss from continuing operations										(875.5)	(95.7)	29.7
Net loss from discontinued operations										0.0	0.0
Net loss										(875.5)	(95.7)	29.7
Other comprehensive (loss) income										(4.4)	6.5	0.0
Comprehensive loss										(879.9)	(89.2)	29.7
Non-Guarantor Subsidiaries | Operating Segments
Condensed Financial Statements
Revenue										1,110.0	764.3	539.4
Cost of instant ticket revenues, cost of services and cost of sales										597.9	425.1	295.9
Selling, general and administrative										194.1	153.2	92.7
Research and development										39.1	24.4	4.8
Employee termination and restructuring										3.3	7.9	7.5
Depreciation and amortization										147.7	104.6	95.2
Goodwill impairments										132.1
Operating loss										(4.2)	49.1	43.3
Interest expense										(0.7)	(0.8)	(0.8)
Other income (expense), net										(21.3)	52.8	(6.0)
Net loss from continuing operations before income taxes										(26.2)	101.1	36.5
Equity in (loss) income of subsidiaries										0.0	0.0	0.0
Income tax benefit										(44.5)	(13.6)	(10.5)
Net loss from continuing operations										(70.7)	87.5	26.0
Net loss from discontinued operations										0.0	0.0	(4.6)
Net loss										(70.7)	87.5	21.4
Other comprehensive (loss) income										(131.0)	(111.2)	1.1
Comprehensive loss										$ (201.7)	$ (23.7)	$ 22.5